Annual Total Returns - Class A	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Calvert Emerging Markets Focused Growth Fund | Calvert Emerging Markets Focused Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	17.89%	0.47%
Calvert Flexible Bond Fund - Classes A,C,I & R6 | Calvert Flexible Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	7.96%	6.25%	8.42%	(3.88%)	3.62%	3.86%	6.76%	0.12%	3.21%	6.24%
Calvert Responsible Municipal Income Fund - Classes A, C and I | Calvert Responsible Municipal Income Fund
Prospectus [Line Items]
Annual Return [Percent]	4.21%	1.65%	5.50%	(8.20%)	0.19%	4.37%	7.10%	0.54%	5.00%	(0.42%)
Eaton Vance Calvert Small/Mid-Cap Fund - Classes A, C and I | Calvert Small/Mid-Cap Fund
Prospectus [Line Items]
Annual Return [Percent]	(5.59%)	10.25%	13.44%	(17.09%)	18.87%	12.81%	28.12%	(4.95%)	15.38%	15.44%